Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Current tax expense (benefit):
U.S. federal	$292,713	$151,544	$698,170
State and local	4,088	5,763	14,550
Total	296,801	157,307	712,720
Deferred tax expense (benefit):
U.S. federal	123,717	(22,612)	(686,252)
State and local	65	454	0
Total	123,782	(22,158)	(686,252)
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	420,583	135,149	26,468
Income tax expense (benefit) on equity in earnings of operating joint ventures	(70)	24	(109)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	162,925	(151,234)	(5,638)
Total income tax expense (benefit)	$583,438	$(16,061)	$20,721

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2025 and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31, 2025
	($ in thousands)
Expected federal income tax expense/(benefit)	$475,966	21.0%
State taxes (net of federal benefit)	3,281	0.2%
Tax credits	(23,245)	(1.0)%
Nontaxable or nondeductible items	(36,341)	(1.6)%
Other reconciling items	2,876	0.1%
Foreign tax effects	(1,954)	(0.1)%
Total	$420,583	18.6%

The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2024 and 2023, and the reported income tax expense (benefit) are summarized as follows:

	Years Ended December 31,
	2024	2023
	($ in thousands)
Expected federal income tax expense (benefit)	$204,342	$100,305
Non-taxable investment income	(42,621)	(42,730)
Tax credits	(29,001)	(42,578)
State taxes (net of federal benefit)	4,911	11,495
Other	(2,482)	(24)
Reported income tax expense (benefit)	$135,149	$26,468
Effective tax rate	13.9%	5.5%

Schedule of Deferred Tax Assets and Liabilities
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	December 31,
	2025	2024
	(in thousands)
Deferred tax assets:
Insurance reserves	$2,012,833	$1,749,792
Investments	846,847	1,033,856
Net unrealized loss on securities	122,067	410,718
Other	0	5,647
Deferred tax assets	2,981,747	3,200,013
Deferred tax liabilities:
Deferred policy acquisition cost	1,298,694	1,227,858
Deferred sales inducements	61,449	66,686
Other	12,305	0
Deferred tax liabilities	1,372,448	1,294,544
Net deferred tax asset (liability)	$1,609,299	$1,905,469

Schedule of Income Taxes Paid
Income taxes paid during the year are disclosed in the table below and include tax installments made for the current year as well as tax payments and refunds related to prior periods.

December 31,
2025
(in thousands)
Federal	$194,863
State	170
Foreign	3,658
Total	$198,691